PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Administrative Class Prospectus
dated May 1, 2008

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the High Yield Portfolio has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to such portfolio's average portfolio duration in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for such portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such portfolio's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Portfolio	"The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

Further, effective immediately, all other references to the High Yield Portfolio's average portfolio duration are hereby changed to reflect the change in policy noted above.

Disclosure Related to the PIMCO Low Duration Portfolio

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Portfolio:

The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Portfolio Summaries-Principal Risks" section of the Prospectus for the Low Duration Portfolio:

• Emerging Markets Risk

Further, effective immediately, the following sentence is inserted following the first sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus:

The Short-Term Portfolio may invest up to 5% of its total assets in such securities and instruments, and each other Portfolio is subject to the limitation on investment in emerging market securities noted in the Portfolio's Portfolio Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Institutional Class Prospectus
dated May 1, 2008

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the High Yield Portfolio has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to such portfolio's average portfolio duration in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for such portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such portfolio's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Portfolio	"The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

Further, effective immediately, all other references to the High Yield Portfolio's average portfolio duration are hereby changed to reflect the change in policy noted above.

Disclosure Related to the PIMCO Low Duration Portfolio

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Portfolio:

The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Portfolio Summaries-Principal Risks" section of the Prospectus for the Low Duration Portfolio:

• Emerging Markets Risk

Further, effective immediately, the second sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Short-Term Portfolio may invest up to 5% of its total assets in such securities and instruments, and each other Portfolio is subject to the limitation on investment in emerging market securities noted in the Portfolio's Portfolio Summary.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Advisor Class and Class M Prospectus
dated May 1, 2008

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the High Yield Portfolio has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to such portfolio's average portfolio duration in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for such portfolio (Column A in the table below) is deleted in its entirety and replaced with the sentence describing such portfolio's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Portfolio	"The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

Further, effective immediately, all other references to the High Yield Portfolio's average portfolio duration are hereby changed to reflect the change in policy noted above.

Disclosure Related to the PIMCO Low Duration Portfolio

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Portfolio Summaries-Principal Investments and Strategies" section of the Prospectus for the Low Duration Portfolio:

The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Portfolio Summaries-Principal Risks" section of the Prospectus for the Low Duration Portfolio:

• Emerging Markets Risk

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Administrative Class Prospectus for the Low Duration Portfolio
dated May 1, 2008

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Portfolio Summary-Principal Investments and Strategies" section of the Prospectus:

The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Portfolio Summary-Principal Risks" section of the Prospectus:

• Emerging Markets Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Further, effective immediately, the first sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest in securities and instruments that are economically tied to emerging market countries.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Administrative Class Prospectus for the High Yield Portfolio
dated May 1, 2008

Effective immediately, the High Yield Portfolio has changed its non-fundamental policy regarding normal minimum and maximum average portfolio duration. As a result, effective immediately, the current sentence relating to such portfolio's average portfolio duration in the "Portfolio Summary-Principal Investments and Strategies" section of the Prospectus (Column A in the table below) is deleted in its entirety and replaced with the sentence describing the portfolio's new non-fundamental average portfolio duration policy (Column B in the table below):

	Column A	Column B
Portfolio	Current Non-Fundamental Average Portfolio Duration Policy	New Non-Fundamental Average Portfolio Duration Policy
PIMCO High Yield Portfolio	"The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO's forecast for interest rates."

"The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years."

Further, effective immediately, all other references to the High Yield Portfolio's average portfolio duration are hereby changed to reflect the change in policy noted above.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Advisor Class Prospectus for the Low Duration Portfolio
dated May 1, 2008

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the following sentence is added to the end of the second paragraph in the "Portfolio Summary-Principal Investments and Strategies" section of the Prospectus:

The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the following bullet point is added to the "Portfolio Summary-Principal Risks" section of the Prospectus:

• Emerging Markets Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Further, effective immediately, the first sentence in the "Emerging Market Securities" bullet point of the "Characteristics and Risks of Securities and Investment Techniques-Foreign (Non-U.S.) Securities" section of the Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest in securities and instruments that are economically tied to emerging market countries.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2008 to the
Statement of Additional Information
dated May 1, 2008

Disclosure Related to the PIMCO Low Duration Portfolio

The Low Duration Portfolio has changed its non-fundamental investment policy regarding such portfolio's percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the last two sentences of the third paragraph in the "Investment Objectives and Policies-Foreign Securities" section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

Each remaining Portfolio that is permitted to invest in foreign (non-U.S.) securities, except for the Money Market and Short-Term Portfolios, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Short-Term Portfolio may invest up to 5% of its total assets in such securities and instruments.

Investors Should Retain This Supplement For Future Reference